VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	Summit Cash Reserves Fund
        of Financial Institutions Series Trust

Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (Securities Act File No. 2-78646, Investment Company
Act File No. 811-3189)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Summit Cash Reserves Fund of
Financial Institutions Series Trust (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Fund's Registration
    Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 23 to the Fund's
    Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 19, 2003.

Very truly yours,

Summit Cash Reserves Fund of Financial Institutions Series Trust


/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund